Schedule of Investments (unaudited) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

ACAS CLO Ltd., 6.45%, 10/18/28 (Call 04/18/24), (3-mo. SOFR + 1.516%)(a)(b)	USD	883	$883,758
AIMCO CLO 12 Ltd., 7.02%, 01/17/32, (3-mo. SOFR + 1.700%)(a)(b)	USD	250	249,800
American Express Credit Account Master Trust, 5.15%, 09/15/30	USD	5,770	5,938,220
AMMC CLO 21 Ltd., 7.25%, 11/02/30, (3-mo. SOFR + 1.941%)(a)(b)	USD	705	703,459
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, 6.63%, 01/28/31 (Call 04/28/24), (3-mo. SOFR + 1.312%)(a)(b)	USD	2,996	2,999,334
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, 6.67%, 01/28/31 (Call 04/28/24), (3-mo. SOFR + 1.352%)(a)(b)	USD	11,579	11,587,675
Apidos CLO XII, 6.66%, 04/15/31 (Call 04/15/24), (3-mo. SOFR + 1.342%)(a)(b)	USD	463	464,129
Atrium XIII, Series 13A, Class A1, 6.76%, 11/21/30 (Call 04/23/24), (3-mo. SOFR + 1.442%)(a)(b)	USD	2,405	2,407,309
AutoFlorence 2 SRL
4.56%, 12/24/44 (Call 10/24/26), (1-mo. EURIBOR + 0.700%)(b)(c)	EUR	5,807	6,277,030
4.61%, 12/24/44 (Call 10/24/26), (1-mo. EURIBOR + 0.750%)(b)(c)	EUR	505	542,153
AutoFlorence 3 SRL, 6.22%, 12/25/46 (Call 06/25/28), (1-mo. EURIBOR + 2.350%)(b)(c)	EUR	359	393,128
Autonoria Spain FT, 5.87%, 01/26/40 (Call 05/25/28), (1-mo. EURIBOR + 2.000%)(b)(c)	EUR	393	431,199
Azure Finance No. 3 PLC, 6.00%, 06/20/34 (Call 09/20/26), (1-day SONIA + 0.800%)(b)(c)	GBP	1,227	1,557,172
BA Credit Card Trust, 4.98%, 11/15/28	USD	4,705	4,766,724
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class A1R, 6.55%, 07/20/30 (Call 04/20/24), (3-mo. SOFR + 1.232%)(a)(b)	USD	2,302	2,303,958
Series 2024-1A, Class A1, 1.00%, 04/16/37, (3-mo. SOFR + 1.550%)(a)(b)	USD	2,235	2,235,000
Barings CLO Ltd., 6.65%, 04/20/31 (Call 04/20/24), (3-mo. SOFR + 1.332%)(a)(b)	USD	550	549,988
BDS Ltd., 6.52%, 11/16/38 (Call 02/16/24), (1-mo. CME Term SOFR + 1.184%)(a)(b)	USD	3,060	2,984,160
Benefit Street Partners CLO IV Ltd., 7.13%, 01/20/32, (3-mo. SOFR + 1.811%)(a)(b)	USD	3,700	3,691,114
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, 6.68%, 01/20/31 (Call 04/20/24), (3-mo. SOFR + 1.362%)(a)(b)	USD	584	584,893
Benefit Street Partners CLO XII Ltd., 6.53%, 10/15/30 (Call 04/15/24), (3-mo. SOFR + 1.212%)(a)(b)	USD	1,139	1,140,145
BHG Securitization Trust, 3.75%, 06/18/35 (Call 11/17/28)(a)	USD	227	225,680
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, 6.61%, 04/30/31 (Call 04/30/24), (3-mo. SOFR + 1.292%)(a)(b)	USD	909	909,863
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, 6.55%, 04/17/31 (Call 04/17/24), (3-mo. SOFR + 1.232%)(a)(b)	USD	4,414	4,419,231
CarMax Auto Owner Trust, 4.92%, 10/16/28	USD	993	997,479
Security		Par (000)	Value

CarVal CLO II Ltd., 7.08%, 04/20/32, (3-mo. SOFR + 1.761%)(a)(b)	USD	1,500	$1,480,656
CarVal CLO IX-C Ltd., 1.00%, 04/20/37, (3-mo. SOFR + 1.680%)(a)(b)	USD	1,000	1,000,000
Cbam Ltd., Series 2018-7A, Class A, 6.68%, 07/20/31 (Call 04/20/24), (3-mo. SOFR + 1.362%)(a)(b)	USD	705	704,730
Chase Issuance Trust, 4.60%, 01/16/29	USD	4,525	4,539,757
Chesapeake Funding II LLC, Series 2020-1A, Class A2, 6.11%, 08/15/32 (Call 02/15/24), (30-day SOFR + 0.764%)(a)(b)	USD	897	896,821
CIFC Funding Ltd.
6.53%, 10/24/30 (Call 04/24/24), (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD	2,128	2,127,224
6.76%, 11/16/30 (Call 04/17/24), (3-mo. SOFR + 1.442%)(a)(b)	USD	529	529,676
Series 2014-2RA, Class A1, 6.63%, 04/24/30 (Call 04/24/24), (3-mo. SOFR + 1.312%)(a)(b)	USD	169	169,491
Series 2018-1A, Class A, 6.56%, 04/18/31 (Call 04/18/24), (3-mo. SOFR + 1.262%)(a)(b)	USD	8,775	8,783,223
Series 2018-2A, Class A1, 6.62%, 04/20/31 (Call 04/20/24), (3-mo. SOFR + 1.302%)(a)(b)	USD	1,189	1,190,174
Citibank Credit Card Issuance Trust, 6.22%, 05/14/29, (1-mo. CME Term SOFR + 0.884%)(b)	USD	30,028	30,259,035
CNH Equipment Trust, 4.77%, 06/15/29	USD	3,534	3,548,307
College Ave Student Loans LLC, Series 2021-A, Class A1, 6.55%, 07/25/51 (Call 02/25/32), (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD	176	173,865
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/30 (Call 11/15/24)(a)	USD	1,529	1,512,471
Delamare Cards MTN Issuer PLC, 6.00%, 04/19/31 (Call 04/19/26), (1-day SONIA + 0.800%)(b)(c)	GBP	3,610	4,583,628
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)	USD	1,666	1,648,092
Dowson PLC
6.12%, 01/20/29 (Call 05/20/25), (1-day SONIA + 0.920%)(b)(c)	GBP	601	762,094
6.95%, 01/20/29 (Call 05/20/25), (1-day SONIA + 1.750%)(b)(c)	GBP	646	823,915
7.90%, 08/20/29 (Call 05/20/25), (1-day SONIA + 2.700%)(b)(c)	GBP	3,806	4,850,095
Dryden 36 Senior Loan Fund, 6.60%, 04/15/29 (Call 04/15/24), (3-mo. SOFR + 1.282%)(a)(b)	USD	1,103	1,102,992
Dryden 68 CLO Ltd., 6.75%, 07/15/35 (Call 04/15/24), (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD	1,000	998,083
Dryden 77 CLO Ltd., Series 2020-77A, Class XR, 6.63%, 05/20/34 (Call 02/20/24), (3-mo. SOFR + 1.262%)(a)(b)	USD	156	156,121
Dryden XXVI Senior Loan Fund, 7.03%, 04/15/29 (Call 04/15/24), (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD	600	601,620
Dryden XXVIII Senior Loan Fund, 6.85%, 08/15/30 (Call 02/15/24), (3-mo. SOFR + 1.462%)(a)(b)	USD	2,931	2,932,887

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Dutch Property Finance BV
4.68%, 10/28/59 (Call 01/28/27), (3-mo. EURIBOR + 0.750%)(b)(c)	EUR	7,101	$7,673,601
Series 2021-2, Class A, 4.63%, 04/28/59 (Call 04/28/26), (3-mo. EURIBOR + 0.700%)(b)(c)	EUR	4,413	4,764,742
Elevation CLO Ltd., Series 2014-2A, Class A1R, 6.81%, 10/15/29 (Call 04/15/24), (3-mo. SOFR + 1.492%)(a)(b)	USD	87	87,469
Elvet Mortgages PLC, Series 2021-1, 5.59%, 10/22/63, (1-day SONIA + 0.370%)(b)(c)	GBP	2,612	3,308,187
Enterprise Fleet Financing LLC
5.16%, 09/20/30(a)	USD	223	224,167
5.23%, 03/20/30(a)	USD	3,346	3,355,803
5.42%, 10/22/29 (Call 09/20/26)(a)	USD	7,150	7,226,163
5.50%, 04/22/30 (Call 02/20/27)(a)	USD	2,988	3,026,310
6.40%, 03/20/30(a)	USD	5,261	5,377,328
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26 (Call 07/20/24)(a)	USD	1,136	1,125,909
Ford Credit Auto Owner Trust
3.44%, 02/15/25 (Call 02/15/26)	USD	712	711,157
5.28%, 02/15/36(a)	USD	7,052	7,224,979
5.53%, 09/15/28	USD	9,198	9,365,031
5.84%, 06/15/26, (30-day SOFR + 0.490%)(b)	USD	3,500	3,500,358
Ford Credit Floorplan Master Owner Trust A, 6.60%, 05/15/28, (30-day SOFR + 1.250%)(a)(b)	USD	21,540	21,678,995
Fortuna Consumer Loan ABS DAC
1.00%, 02/18/34, (1-mo. EURIBOR + 1.350%)(b)(c)	EUR	200	216,378
1.00%, 02/18/34, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR	100	108,200
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 6.55%, 10/15/30 (Call 04/15/24), (3-mo. SOFR + 1.232%)(a)(b)	USD	513	513,523
Galaxy XXII CLO Ltd., 6.78%, 04/16/34 (Call 04/16/24), (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD	1,000	1,000,441
Galaxy XXVII CLO Ltd., 6.67%, 05/16/31 (Call 02/16/24), (3-mo. SOFR + 1.282%)(a)(b)	USD	2,491	2,489,854
Generate CLO 2 Ltd., 6.73%, 01/22/31 (Call 04/22/24), (3-mo. SOFR + 1.412%)(a)(b)	USD	1,383	1,384,525
Gilbert Park CLO Ltd., 6.77%, 10/15/30 (Call 04/15/24), (3-mo. SOFR + 1.452%)(a)(b)	USD	168	167,736
Ginkgo Personal Loans, 4.64%, 09/23/44, (1-mo. EURIBOR + 0.790%)(b)(c)	EUR	1,800	1,950,892
GM Financial Consumer Automobile Receivables Trust
4.85%, 12/18/28	USD	3,184	3,195,435
5.45%, 06/16/28	USD	2,025	2,052,823
GM Financial Revolving Receivables Trust, 5.77%, 08/11/36(a)	USD	5,289	5,535,001
GMF Floorplan Owner Revolving Trust, 5.34%, 06/15/28(a)	USD	16,000	16,194,070
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 6.69%, 10/29/29 (Call 04/29/24), (3-mo. SOFR + 1.372%)(a)(b)	USD	2,070	2,070,133
Golub Capital Partners CLO 37B Ltd., 7.38%, 07/20/30, (3-mo. SOFR + 2.061%)(a)(b)	USD	1,000	1,004,040
Grippen Park CLO Ltd., 6.84%, 01/20/30 (Call 04/20/24), (3-mo. SOFR + 1.522%)(a)(b)	USD	247	247,651
Security		Par (000)	Value

Highbridge Loan Management, Series 3A-2014, Class A1R, 6.74%, 07/18/29 (Call 04/18/24), (3-mo. SOFR + 1.442%)(a)(b)	USD	416	$416,798
Hill FL BV
1.00%, 02/18/32, (1-mo. EURIBOR + 2.050%)(b)(c)	EUR	100	108,229
1.00%, 02/18/32, (1-mo. EURIBOR + 3.200%)(b)(c)	EUR	100	108,243
Hyundai Auto Receivables Trust, 5.48%, 04/17/28	USD	256	258,925
KKR CLO 21 Ltd., 6.58%, 04/15/31 (Call 04/15/24), (3-mo. SOFR + 1.262%)(a)(b)	USD	5,176	5,176,920
Koromo Italy SRL, 4.66%, 02/26/35 (Call 12/26/25), (1-mo. EURIBOR + 0.800%)(b)(c)	EUR	3,714	4,021,725
LCM 29 Ltd., Series 29A, Class AR, 6.65%, 04/15/31 (Call 04/15/24), (3-mo. SOFR + 1.332%)(a)(b)	USD	2,600	2,597,366
Lt Autorahoitus IV DAC, 4.58%, 07/18/33 (Call 09/18/27), (1-mo. EURIBOR + 0.700%)(b)(c)	EUR	2,014	2,181,905
Madison Park Funding L Ltd., 6.71%, 04/19/34 (Call 04/19/24), (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD	500	499,987
Madison Park Funding LIX Ltd., Series 2021 59A, Class A, 6.70%, 01/18/34 (Call 04/18/24), (3 mo. LIBOR US + 1.140%)(a)(b)	USD	750	750,787
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, 6.52%, 04/19/30 (Call 04/19/24), (3-mo. SOFR + 1.212%)(a)(b)	USD	2,342	2,342,827
Madison Park Funding XIX Ltd., 7.57%, 01/22/37, (3-mo. SOFR + 2.250%)(a)(b)(d)	USD	6,250	6,250,000
Madison Park Funding XLVI Ltd., 7.23%, 10/15/34 (Call 04/15/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD	2,650	2,656,095
Madison Park Funding XLVIII Ltd., 7.02%, 04/19/33 (Call 04/19/24), (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD	2,700	2,697,300
Madison Park Funding XVII Ltd., Series 2015-17A, Class AR2, 6.58%, 07/21/30 (Call 04/21/24), (3-mo. SOFR + 1.262%)(a)(b)	USD	1,688	1,689,623
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, 6.78%, 07/29/30, (3-mo. LIBOR US + 1.200%)(a)(b)	USD	4,594	4,594,244
Madison Park Funding XXXVII Ltd., 6.65%, 07/15/33 (Call 04/15/24), (3-mo. SOFR + 1.332%)(a)(b)	USD	1,750	1,751,115
Mariner CLO LLC
1.00%, 01/23/37, (3-mo. SOFR + 1.590%)(b)	USD	680	680,000
Series 2016-3A, Class AR2, 6.57%, 07/23/29 (Call 04/23/24), (3-mo. SOFR + 1.252%)(a)(b)	USD	435	434,044
MF1 Ltd., 6.55%, 07/16/36 (Call 02/16/24), (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD	4,160	4,118,431
MMAF Equipment Finance LLC, 4.95%, 07/14/31(a)	USD	1,197	1,201,031
Navient Private Education Loan Trust, Series 2017-A, Class A2B, 6.35%, 12/16/58 (Call 11/15/28), (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD	5	4,876

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Navient Private Education Refi Loan Trust Series 2020-IA, Class A1B, 6.45%, 04/15/69 (Call 12/15/31), (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD	4,645	$4,616,934
Series 2021-BA, Class A, 0.94%, 07/15/69 (Call 03/15/29)(a)	USD	4,704	4,123,091
Series 2021-DA, Class A, 6.51%, 04/15/60 (Call 05/15/32), (PRIME - 1.990%)(a)(b)	USD	5,063	4,865,416
Navient Student Loan Trust, 7.05%, 03/15/72, (30-day SOFR + 1.700%)(a)(b)	USD	2,780	2,794,479
Nelnet Student Loan Trust
6.14%, 04/20/62 (Call 12/20/31), (1-mo. CME Term SOFR + 0.804%)(a)(b)	USD	2,183	2,156,282
6.19%, 04/20/62 (Call 09/20/31), (1-mo. CME Term SOFR + 0.854%)(a)(b)	USD	4,097	4,046,575
7.15%, 11/25/53(a)	USD	1,706	1,718,091
Series 2021-A, Class A1, 6.25%, 04/20/62 (Call 02/20/29), (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD	5,149	5,107,757
Series 2021-BA, Class AFL, 6.23%, 04/20/62 (Call 07/20/29), (1-mo. CME Term SOFR + 0.894%)(a)(b)	USD	9,109	9,013,068
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, 6.61%, 01/28/30 (Call 04/28/24), (3-mo. SOFR + 1.292%)(a)(b)	USD	363	363,202
Neuberger Berman Loan Advisers CLO 25 Ltd., 6.49%, 10/18/29 (Call 04/18/24), (3-mo. CME Term SOFR + 1.192%)(a)(b)	USD	2,112	2,112,137
Newday Funding Master Issuer PLC, 6.70%, 11/15/31, (1-day SONIA + 1.500%)(b)(c)	GBP	1,306	1,664,586
Niagara Park CLO Ltd., 6.58%, 07/17/32 (Call 04/17/24), (3-mo. SOFR + 1.262%)(a)(b)	USD	1,775	1,775,588
Nissan Auto Receivables Owner Trust, 5.93%, 03/15/28	USD	1,904	1,946,898
Oaktree CLO Ltd.
1.00%, 04/20/37, (3-mo. SOFR + 1.550%)(a)(b)	USD	2,000	2,000,000
7.46%, 07/15/33, (3-mo. SOFR + 2.150%)(a)(b)	USD	1,500	1,501,500
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, 6.59%, 01/25/31 (Call 04/25/24), (3-mo. SOFR + 1.262%)(a)(b)	USD	2,432	2,432,491
OHA Credit Partners XI Ltd., 7.23%, 01/20/32, (3-mo. SOFR + 1.911%)(a)(b)	USD	4,300	4,316,749
OneMain Direct Auto Receivables Trust, 6.95%, 03/14/29 (Call 04/14/26), (30-day SOFR + 1.600%)(a)(b)	USD	8,825	8,872,564
OneMain Financial Issuance Trust 5.50%, 06/14/38 (Call 06/14/28)(a)	USD	2,397	2,428,485
6.11%, 06/16/36 (Call 06/14/26), (30-day SOFR + 0.760%)(a)(b)	USD	1,843	1,817,636
6.85%, 09/15/36, (30-day SOFR + 1.500%)(a)(b)	USD	7,366	7,399,787
Palmer Square CLO Ltd.
6.58%, 10/17/31 (Call 04/17/24), (3-mo. SOFR + 1.262%)(a)(b)	USD	1,614	1,615,135
7.56%, 10/20/33, (3-mo. SOFR + 2.150%)(a)(b)	USD	4,000	4,007,600
Series 2015-2, 6.68%, 07/20/30 (Call 04/20/24), (3-mo. SOFR + 1.362%)(a)(b)	USD	2,139	2,138,908
Security		Par (000)	Value

Series 2021-3A, Class A1, 6.73%, 01/15/35 (Call 04/15/24), (3-mo. SOFR + 1.412%)(a)(b)	USD	500	$501,700
PCL Funding VI PLC, 6.60%, 07/15/26 (Call 07/15/24), (1-day SONIA + 1.400%)(b)(c)	GBP	6,611	8,407,102
PCL Funding VIII PLC
6.38%, 05/15/28 (Call 05/15/26), (1-day SONIA + 1.180%)(b)(c)	GBP	3,193	4,058,605
7.70%, 05/15/28, (1-day SONIA + 2.500%)(b)(c)	GBP	592	753,622
PFS Financing Corp.
5.95%, 02/15/26, (30-day SOFR + 0.600%)(a)(b)	USD	20,642	20,642,029
6.50%, 08/15/27, (30-day SOFR + 1.150%)(a)(b)	USD	11,549	11,546,831
Pikes Peak CLO 1, Series 2018-1A, Class A, 6.76%, 07/24/31 (Call 04/24/24), (3-mo. SOFR + 1.442%)(a)(b)	USD	1,453	1,452,565
Porsche Financial Auto Securitization Trust, 5.79%, 01/22/29(a)	USD	4,850	4,948,710
Prodigy Finance CM2021-1 DAC, Series 2021-1A, Class A, 6.70%, 07/25/51 (Call 11/25/26), (1-mo. CME Term SOFR + 1.364%)(a)(b)	USD	692	690,573
Red & Black Auto Germany 8 UG, Class B, 4.63%, 09/15/30 (Call 12/15/25), (1-mo. EURIBOR + 0.750%)(b)(c)	EUR	256	275,804
Red & Black Auto Italy SRL, Class A, 4.57%, 12/28/31 (Call 09/28/25), (1-mo. EURIBOR + 0.700%)(b)(c)	EUR	5,940	6,422,576
Romark WM-R Ltd., Series 2018-1A, Class A1, 6.61%, 04/20/31 (Call 04/20/24), (3-mo. SOFR + 1.292%)(a)(b)	USD	3,334	3,339,381
RR 3 Ltd., Series 2018-3A, Class A1R2, 6.67%, 01/15/30 (Call 04/15/24), (3-mo. SOFR + 1.362%)(a)(b)	USD	1,459	1,461,973
RR 8 Ltd., 7.15%, 04/15/33, (3-mo. SOFR + 1.831%)(a)(b)	USD	2,000	1,997,992
Satus PLC, 6.80%, 08/17/28 (Call 11/17/24), (1-day SONIA + 1.600%)(b)(c)	GBP	300	380,793
SFS Auto Receivables Securitization Trust, 5.89%, 03/22/27(a)	USD	8,456	8,476,446
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, 6.56%, 04/20/29 (Call 04/20/24), (3-mo. SOFR + 1.242%)(a)(b)	USD	567	567,664
Silverstone Master Issuer PLC, 5.51%, 01/21/70 (Call 04/21/27), (1-day SONIA + 0.290%)(b)(c)	GBP	3,485	4,402,603
Sixth Street CLO XX Ltd., 7.23%, 10/20/34 (Call 04/20/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD	1,000	1,005,200
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 6.05%, 06/15/33 (Call 03/15/24), (3-mo. SOFR + 0.662%)(b)	USD	1,917	1,895,972
Series 2005-A, Class A4, 5.96%, 12/15/38 (Call 03/15/24), (3-mo. SOFR + 0.572%)(b)	USD	6,143	6,042,179
Series 2005-B, Class A4, 5.98%, 06/15/39 (Call 09/15/25), (3-mo. SOFR + 0.592%)(b)	USD	3,640	3,551,148
Series 2006-A, Class A5, 5.94%, 06/15/39 (Call 03/15/28), (3-mo. SOFR + 0.552%)(b)	USD	8,542	8,264,997
Series 2006-B, Class A5, 5.92%, 12/15/39 (Call 03/15/27), (3-mo. SOFR + 0.532%)(b)	USD	6,079	5,873,558

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

SMB Private Education Loan Trust
6.45%, 06/15/37, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD	1,738	$1,726,601
6.80%, 02/16/55, (30-day SOFR + 1.450%)(a)(b)	USD	12,808	12,823,920
6.90%, 11/15/52, (30-day SOFR + 1.550%)(a)(b)	USD	6,035	6,071,707
7.15%, 10/16/56, (30-day SOFR + 1.800%)(a)(b)	USD	6,916	7,032,515
7.15%, 10/15/58, (30-day SOFR + 1.800%)(a)(b)	USD	16,552	16,775,544
7.20%, 05/16/50, (30-day SOFR + 1.850%)(a)(b)	USD	4,111	4,154,700
Series 2017-A, Class A2B, 6.35%, 09/15/34, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD	3,808	3,797,733
SoFi Professional Loan Program LLC
2.65%, 09/25/40 (Call 03/25/25)(a)	USD	744	717,905
3.34%, 08/25/47 (Call 10/25/25)(a)	USD	816	797,007
3.59%, 01/25/48 (Call 04/25/26)(a)	USD	1,046	1,016,627
Sound Point CLO XV Ltd., Series 2017-1A, Class ARR, 6.48%, 01/23/29 (Call 04/23/24), (3-mo. SOFR + 1.162%)(a)(b)	USD	86	86,240
Sound Point CLO XXVIII Ltd., Series 2020 3A, Class A1, 6.87%, 01/25/32 (Call 04/25/24), (3-mo. SOFR + 1.541%)(a)(b)	USD	1,250	1,252,266
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, 6.73%, 10/15/31 (Call 04/15/24), (3-mo. SOFR + 1.412%)(a)(b)	USD	495	495,172
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, 4.55%, 09/23/38 (Call 02/23/28), (1-mo. EURIBOR + 0.700%)(b)(c)	EUR	8,108	8,740,941
TAGUS - Sociedade de Titularizacao de Creditos SA/Viriato Finance No. 1, 4.82%, 10/28/40 (Call 09/28/27), (1-mo. EURIBOR + 0.950%)(b)(c)	EUR	1,229	1,295,849
TCI-Symphony CLO Ltd.
6.51%, 07/15/30 (Call 04/15/24), (3-mo. SOFR + 1.192%)(a)(b)	USD	3,396	3,394,571
6.60%, 10/13/32 (Call 04/13/24), (3-mo. SOFR + 1.282%)(a)(b)	USD	5,130	5,131,076
TICP CLO IX Ltd., Series 2017-9A, Class A, 6.72%, 01/20/31 (Call 04/20/24), (3-mo. SOFR + 1.402%)(a)(b)	USD	304	304,164
Together Asset-Backed Securitisation PLC, 5.92%, 07/12/63, (1-day SONIA + 0.700%)(b)(c)	GBP	1,522	1,927,017
Tower Bridge Funding PLC
8.20%, 01/20/66(c)	GBP	113	144,262
9.20%, 01/20/66(c)	GBP	113	144,248
Toyota Auto Receivables Owner Trust, 5.54%, 08/15/28	USD	7,250	7,399,819
Trestles CLO V Ltd., 6.75%, 10/20/34 (Call 04/20/24), (3-mo. SOFR + 1.432%)(a)(b)	USD	7,640	7,631,909
Verizon Master Trust
4.83%, 12/22/31(a)	USD	2,048	2,067,832
5.00%, 12/20/28	USD	16,907	16,962,453
Volkswagen Auto Loan Enhanced Trust
5.02%, 06/20/28	USD	8,905	8,963,818
5.48%, 12/20/28	USD	12,841	13,118,391
Security		Par (000)	Value

Voya CLO, Series 2017-2A, Class A1R, 6.56%, 06/07/30 (Call 04/15/24), (3-mo. SOFR + 1.242%)(a)(b)	USD	3,145	$3,147,479
Voya CLO Ltd., 6.64%, 04/15/31 (Call 04/15/24), (3-mo. SOFR + 1.322%)(a)(b)	USD	976	976,079
Voya Ltd., Series 2012-4, 6.58%, 10/15/30 (Call 04/15/24), (3-mo. SOFR + 1.262%)(a)(b)	USD	9,160	9,173,825
Westlake Automobile Receivables Trust
3.36%, 08/15/25 (Call 02/15/26)(a)	USD	267	266,587
6.10%, 07/15/26 (Call 07/15/26), (30-day SOFR + 0.750%)(a)(b)	USD	4,114	4,116,521
6.24%, 07/15/27(a)	USD	10,297	10,414,815

Total Asset-Backed Securities — 21.0%
(Cost: $649,399,209)			649,803,505

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 10.4%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 6.52%, 09/15/34 (Call 09/15/24), (1-mo. CME Term SOFR + 0.930%)(a)(b)	USD	7,100	6,922,501
A&D Mortgage Trust, 6.20%, 02/25/69(a)	USD	3,276	3,287,930
Angel Oak Mortgage Trust, 5.21%, 08/25/68(a)	USD	7,045	6,936,646
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 6.48%, 09/15/34, (1-mo. CME Term SOFR + 0.897%)(a)(b)	USD	4,220	4,218,059
Bank, 6.72%, 09/15/56(b)	USD	5,000	5,359,615
Barclays Mortgage Loan Trust, 5.90%, 01/25/64(a)	USD	3,877	3,867,771
BBCMS Mortgage Trust, 5.75%, 04/15/56	USD	2,860	2,942,498
BBCMS-TALL Mortgage Trust, Series 2018-TALL, Class A, 6.25%, 03/15/37, (1-mo. CME Term SOFR + 0.919%)(a)(b)	USD	8,630	8,221,968
Beast Mortgage Trust, 6.20%, 04/15/36 (Call 04/15/24), (1-mo. CME Term SOFR + 0.864%)(a)(b)	USD	4,905	4,848,286
Benchmark Mortgage Trust, 5.81%, 01/10/57	USD	2,400	2,501,614
BMO Mortgage Trust
5.74%, 02/15/57	USD	4,160	4,318,382
7.30%, 11/15/56(b)	USD	1,000	1,094,840
Brass No. 11 PLC, 5.97%, 11/16/70 (Call 11/16/27), (1-day SONIA + 0.750%)(b)(c)	GBP	4,839	6,174,815
BRAVO Residential Funding Trust, 6.39%, 10/25/63(a)	USD	1,490	1,503,706
BX Commercial Mortgage Trust, 6.44%, 02/15/39, (1-mo. SOFR + 1.442%)(a)(b)	USD	1,155	1,152,112
BX Trust
6.25%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD	7,351	7,288,810
Series 2019-CALM, Class A, 6.32%, 11/15/32, (1-mo. CME Term SOFR + 0.990%)(a)(b)	USD	549	548,002
CEDR Commercial Mortgage Trust, 6.32%, 02/15/39, (1-mo. CME Term SOFR + 0.988%)(a)(b)	USD	5,410	5,134,383
CENT Trust, 7.95%, 09/15/38, (1-mo. SOFR + 2.620%)(a)(b)	USD	3,862	3,891,238
CFCRE Commercial Mortgage Trust, 3.84%, 12/10/54 (Call 12/10/26)	USD	2,500	2,386,694

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 6.35%, 07/25/49 (Call 06/25/29), (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD	996	$956,274
CIM Trust, 2.50%, 03/25/51 (Call 08/25/46)(a)(b)	USD	8,966	7,290,369
COAST Commercial Mortgage Trust, 7.92%, 08/15/36, (1-mo. SOFR + 2.591%)(a)(b)	USD	4,000	4,010,000
Cold Storage Trust, Series 2020-ICE5, Class A, 6.35%, 11/15/37, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD	3,692	3,680,593
COLT Mortgage Loan Trust, 5.84%, 02/25/69(a)	USD	7,425	7,424,903
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 6.36%, 05/15/36, (1-mo. CME Term SOFR + 1.027%)(a)(b)	USD	6,018	6,014,267
Cross Mortgage Trust, 6.09%, 12/25/68(a)	USD	5,000	4,999,992
Domi BV, 5.12%, 02/15/55 (Call 02/15/28), (3-mo. EURIBOR + 1.120%)(b)(c)	EUR	2,630	2,871,291
Extended Stay America Trust, Series 2021-ESH, Class A, 6.53%, 07/15/38, (1-mo. CME Term SOFR + 1.194%)(a)(b)	USD	115	114,115
Federal Home Loan Mortgage Corp. REMICS
1.50%, 04/15/44	USD	530	501,600
2.00%, 12/25/33	USD	18,245	16,901,645
Federal National Mortgage Association REMICS, 2.50%, 04/25/34	USD	8,293	7,760,115
GCAT Trust, 3.33%, 02/25/67(a)(b)	USD	9,892	9,221,766
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 6.25%, 02/15/38, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD	8,600	6,907,455
Great Wolf Trust, 6.68%, 12/15/36, (1-mo. CME Term SOFR + 1.148%)(a)(b)	USD	5,180	5,178,404
GS Mortgage Securities Corp. Trust, 8.12%, 03/15/28, (1-mo. SOFR + 2.790%)(a)(b)	USD	2,580	2,580,805
GS Mortgage Securities Corportation Trust, 6.40%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD	4,785	4,677,337
GS Mortgage-Backed Securities Corp. Trust, 2.50%, 05/25/51 (Call 11/25/45)(a)(b)	USD	3,177	2,583,120
HONO Mortgage Trust, 6.60%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD	2,716	2,616,241
Hops Hill No. 1 PLC, 6.14%, 05/27/54 (Call 05/27/24), (1-day SONIA + 0.950%)(b)(c)	GBP	2,625	3,330,030
J.P. Morgan Mortgage Trust
2.50%, 05/25/52 (Call 09/25/45)(a)(b)	USD	3,884	3,396,624
2.50%, 06/25/52 (Call 10/25/45)(a)(b)	USD	1,262	1,102,210
JP Morgan Chase Commercial Mortgage Securities Trust
2.95%, 09/06/38(a)(b)	USD	3,328	3,116,858
6.75%, 03/15/39, (30-day SOFR + 1.400%)(a)(b)	USD	3,540	3,520,164
Series 2019-BKWD, Class A, 6.95%, 09/15/29, (1-mo. CME Term SOFR + 1.364%)(a)(b)	USD	1,299	1,220,729
JP Morgan Mortgage Trust
2.50%, 08/25/51 (Call 09/25/46)(a)(b)	USD	3,169	2,576,394
2.50%, 08/25/52 (Call 03/25/48)(a)(b)	USD	2,124	1,849,380
Jupiter Mortgage No. 1 PLC
6.89%, 07/20/55, (1-day SONIA + 1.700%)(b)(c)	GBP	989	1,253,496
7.44%, 07/20/55, (1-day SONIA + 2.250%)(b)(c)	GBP	313	397,323
Security		Par (000)	Value

Mortgage-Backed Securities (continued)
8.19%, 07/20/55, (1-day SONIA + 3.000%)(b)(c)	GBP	213	$268,790
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 6.33%, 05/15/36, (1-mo. CME Term SOFR + 0.996%)(a)(b)	USD	8,033	8,016,647
Lanark Master Issuer PLC, 5.73%, 12/22/69, (1-day SONIA + 0.500%)(b)(c)	GBP	1,267	1,606,859
Lanebrook Mortgage Transaction PLC, 6.39%, 08/20/60, (1-day SONIA + 1.180%)(b)(c)	GBP	770	980,163
Last Mile Securities PE DAC, 4.89%, 08/17/31, (3-mo. Euribor + 0.900%)(b)(c)	EUR	3,965	4,209,259
LUX, 8.02%, 08/15/40, (1-mo. SOFR + 2.689%)(b)	USD	1,649	1,661,200
MF1 Trust, 6.40%, 12/15/34, (1-mo. CME Term SOFR + 1.070%)(a)(b)	USD	1,230	1,202,053
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	USD	10,000	9,723,865
Morgan Stanley Capital I Trust, Series 2018-BOP, Class A, 6.23%, 08/15/33, (1-mo. CME Term SOFR + 0.897%)(a)(b)	USD	1,426	1,177,700
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(b)	USD	305	332,203
MTN Commercial Mortgage Trust, 6.74%, 03/15/39, (1-mo. CME Term SOFR + 1.396%)(a)(b)	USD	3,000	2,936,250
OPEN Trust, 8.42%, 10/15/28, (1-mo. SOFR + 3.089%)(a)(b)	USD	912	916,539
Provident Funding Mortgage Trust, 2.50%, 11/25/51(a)(b)	USD	1,698	1,476,253
PRPM LLC, 4.00%, 01/25/54(a)	USD	833	798,502
PSMC Trust, 2.50%, 03/25/51(a)(b)	USD	7,685	6,258,406
RCKT Mortgage Trust, 2.50%, 06/25/51 (Call 04/25/47)(a)(b)	USD	9,302	8,135,770
RIAL Issuer Ltd., 7.58%, 01/19/37, (1-mo. CME Term SOFR + 2.250%)(a)(b)	USD	2,000	1,990,000
Sequoia Mortgage Trust, 2.50%, 03/25/51 (Call 08/25/46)(a)(b)	USD	11,423	9,288,580
SMRT Commercial Mortgage Trust, 6.33%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD	3,570	3,530,569
Taubman Centers Commercial Mortgage Trust, 7.52%, 05/15/37, (1-mo. CME Term SOFR + 2.186%)(a)(b)	USD	4,675	4,663,265
Taurus U.K. DAC
6.16%, 08/17/31 (Call 08/17/26), (1-day SONIA + 0.950%)(b)(c)	GBP	6,680	8,402,993
6.53%, 11/17/29, (1-day SONIA + 1.319%)(b)(c)	GBP	6,922	8,729,278
Together Asset-Backed Securitisation PLC
6.89%, 08/20/55, (1-day SONIA + 1.700%)(b)(c)	GBP	114	144,528
7.69%, 08/20/55, (1-day SONIA + 2.500%)(b)(c)	GBP	100	126,778
TYSN Mortgage Trust, 6.80%, 12/10/33(a)(b)	USD	1,610	1,695,125
Vita Scientia DAC, 5.26%, 02/27/33, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR	9,031	9,522,781
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class A, 6.26%, 12/15/34, (1-mo. CME Term SOFR + 0.922%)(a)(b)	USD	17,280	16,243,760

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-C48, Class A5, 4.30%, 01/15/52 (Call 12/15/28)	USD	5,372	$5,229,359

Total Collaterized Mortgage Obligations — 10.4%
(Cost: $319,919,814)			319,920,845

Commercial Paper

HSBC USA Inc., 5.59%, 10/11/24(e)		$10,000	9,620,722

Total Commercial Paper — 0.3%
(Cost: $9,569,900)			9,620,722

Corporate Bonds & Notes

Advertising — 0.0%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/24)(a)		289	289,149
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/24)(a)(f)		100	94,179
9.00%, 09/15/28 (Call 09/15/25)(a)(f)		293	304,593
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/25)(a)(f)		46	41,000
4.63%, 03/15/30 (Call 03/15/25)(a)(f)		27	23,897
5.00%, 08/15/27 (Call 08/15/24)(a)(f)		157	150,281
			903,099
Aerospace & Defense — 1.1%
Boeing Co. (The), 1.95%, 02/01/24		3,885	3,885,000
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(f)		172	167,572
7.13%, 06/15/26 (Call 06/15/24)(a)		144	145,200
7.50%, 02/01/29 (Call 02/01/26)(a)(f)		42	42,809
8.75%, 11/15/30 (Call 11/15/26)(a)(f)		105	110,193
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)(f)		3,370	3,326,387
5.40%, 01/15/27		7,600	7,750,849
Lockheed Martin Corp., 4.50%, 02/15/29 (Call 01/15/29)		9,295	9,308,284
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)		200	200,109
RTX Corp., 5.75%, 01/15/29 (Call 12/15/28)(f)		6,620	6,910,589
Spirit AeroSystems Inc. 9.38%, 11/30/29 (Call 11/30/25)(a)		85	92,095
9.75%, 11/15/30 (Call 11/15/26)(a)		23	24,140
TransDigm Inc., 6.75%, 08/15/28 (Call 02/15/25)(a)(f)		721	732,798
			32,696,025
Agriculture — 0.8%
Altria Group Inc., 6.20%, 11/01/28 (Call 10/01/28)(f)		6,985	7,368,232
BAT Capital Corp., 3.22%, 08/15/24 (Call 06/15/24)		6,297	6,215,434
BAT International Finance PLC, 5.93%, 02/02/29 (Call 01/02/29)(f)		10,120	10,505,731
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/24)(a)		104	102,191
			24,191,588
Airlines — 0.0%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)		141	134,102
Security	Par (000)	Value

Airlines (continued)
American Airlines Inc., 8.50%, 05/15/29 (Call 11/15/25)(a)(f)	$74	$78,441
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	97	95,257
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(f)	43	41,480
4.63%, 04/15/29 (Call 10/15/25)(a)	101	93,428
		442,708
Alternate Investments — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 01/15/29 (Call 10/15/28)(a)(f)	51	52,339

Apparel — 0.0%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(a)(f)	48	43,440
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)(f)	27	26,039
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/24)(a)	36	35,332
		104,811
Auto Manufacturers — 2.8%
American Honda Finance Corp., 6.27%, 01/12/26, (1-day SOFR + 0.920%)(b)(f)	5,440	5,472,392
Daimler Truck Finance North America LLC, 5.20%, 01/17/25(a)	8,395	8,393,211
Ford Motor Credit Co. LLC
5.80%, 03/05/27 (Call 02/05/27)(f)	8,445	8,498,944
6.95%, 06/10/26 (Call 05/10/26)(f)	5,057	5,188,745
7.35%, 11/04/27 (Call 10/04/27)	5,190	5,459,255
General Motors Financial Co. Inc.
4.35%, 04/09/25 (Call 02/09/25)	9,725	9,626,383
5.97%, 10/15/24, (1-day SOFR + 0.620%)(b)	14,080	14,072,922
Hyundai Capital America, 1.00%, 09/17/24(a)	10,325	10,024,795
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/24(a)	15,000	14,552,724
Toyota Motor Credit Corp., 5.91%, 01/10/25, (1-day SOFR + 0.560%)(b)(f)	2,000	2,003,209
Volkswagen Bank GmbH, 2.50%, 07/31/26(c)	€3,700	3,898,106
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	76	69,160
		87,259,846
Auto Parts & Equipment — 0.0%
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/24)(a)	524	523,611
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/24)(a)(f)	53	52,566
6.75%, 05/15/28 (Call 05/15/25)(a)	145	146,924
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	27	26,918
		750,019
Banks — 13.1%
Banco de Sabadell SA, 4.00%, 01/15/30(b)(c)	€2,500	2,731,583
Bank of America Corp.
0.58%, 08/08/29 (Call 08/08/28)(b)(c)	€3,300	3,143,717
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	28,500	28,349,311
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	12,785	12,787,047
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(b)	7,415	7,666,461

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(b)(f)	$10,005	$10,219,842
Bank of Montreal, 6.41%, 06/07/25, (1-day SOFR + 1.060%)(b)	9,000	9,055,934
Barclays PLC
0.58%, 08/09/29 (Call 08/09/28)(b)(c)	€4,000	3,728,883
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(b)(f)	3,905	4,075,882
Citigroup Inc.
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(b)	10,740	9,870,028
3.35%, 04/24/25 (Call 04/24/24), (3-mo. SOFR + 1.158%)(b)(f)	19,440	19,334,806
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	5,600	5,438,169
6.73%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(b)(f)	21,090	21,141,876
Cooperatieve Rabobank UA/NY, 5.50%, 07/18/25	10,000	10,109,771
Credit Suisse AG/New York NY
0.50%, 02/02/24	13,600	13,600,000
7.50%, 02/15/28(f)	4,780	5,225,379
Deutsche Bank AG, 6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(b)	2,750	2,889,818
DNB Bank ASA, 6.17%, 03/28/25 (Call 03/28/24), (1-day SOFR + 0.830%)(a)(b)(f)	14,600	14,606,404
Freedom Mortgage Corp.
12.00%, 10/01/28 (Call 10/01/25)(a)(f)	27	29,637
12.25%, 10/01/30 (Call 10/01/26)(a)(f)	27	30,100
Goldman Sachs Group Inc. (The)
0.88%, 05/09/29 (Call 02/09/29)(c)	€3,000	2,820,439
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(b)	13,665	14,508,997
HSBC Holdings PLC, 6.86%, 03/11/25 (Call 03/11/24), (3-mo. SOFR + 1.492%)(b)	12,600	12,609,717
HSBC USA Inc., 5.63%, 03/17/25	9,782	9,843,098
JPMorgan Chase & Co.
5.04%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.190%)(b)	6,035	6,060,813
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)	770	782,597
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(b)	19,440	19,450,904
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(b)(f)	12,985	13,636,332
Mitsubishi UFJ Financial Group Inc., 7.00%, 07/18/25 (Call 07/18/24), (1-day SOFR + 1.650%)(b)(f)	18,670	18,758,002
Morgan Stanley
0.41%, 10/29/27 (Call 10/29/26)(b)	€3,774	3,755,124
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(b)(f)	7,325	7,346,261
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(b)	690	702,271
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	8,865	9,269,926
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(b)(f)	9,795	10,380,519
Morgan Stanley Bank NA, 5.88%, 10/30/26 (Call 09/30/26)(f)	9,470	9,737,609
Security	Par (000)	Value

Banks (continued)
NatWest Markets PLC, 3.48%, 03/22/25(a)	$9,600	$9,426,359
PNC Financial Services Group Inc. (The), 5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(b)(f)	1,715	1,730,184
Toronto-Dominion Bank (The), 4.29%, 09/13/24	9,380	9,317,347
Truist Financial Corp., 5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(b)	3,125	3,151,634
U.S. Bancorp, 5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(b)(f)	2,245	2,271,604
UBS Group AG
0.25%, 11/05/28 (Call 11/05/27)(b)(c)	€4,000	3,813,653
1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(a)(b)(f)	9,975	9,060,359
Wells Fargo & Co.
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	5,640	5,405,381
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(b)	18,170	17,862,187
5.20%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.500%)	2,295	2,312,845
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(b)	9,870	10,402,463
Wells Fargo Bank NA, 4.81%, 01/15/26 (Call 12/15/25)	6,557	6,569,060
		405,020,333
Beverages — 0.7%
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 01/09/24)	20,180	20,064,996

Biotechnology — 1.3%
Amgen Inc., 5.25%, 03/02/25	26,187	26,245,034
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/29/24)	13,415	13,371,611
		39,616,645
Building Materials — 0.0%
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(a)	56	57,409
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30 (Call 06/15/26)(a)(f)	441	445,441
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)(f)	43	41,315
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28 (Call 11/01/24)(a)(f)	240	234,588
Standard Industries Inc./NJ
4.38%, 07/15/30 (Call 07/15/25)(a)(f)	60	54,525
4.75%, 01/15/28 (Call 01/15/25)(a)(f)	279	266,842
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31 (Call 01/15/27)(a)	65	67,530
		1,167,650
Chemicals — 0.0%
Avient Corp., 7.13%, 08/01/30 (Call 08/01/25)(a)(f)	27	27,695
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	153	135,962
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/24)(a)	174	167,494
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(f)	27	23,452
5.75%, 11/15/28 (Call 11/15/24)(a)(f)	30	28,296

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/24)(a)	$347	$317,002
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)	200	168,469
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28 (Call 06/01/25)(a)	200	211,595
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/24)(a)(f)	244	233,319
		1,313,284
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 07/15/24)(a)	332	327,141
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)	200	180,012
4.63%, 06/01/28 (Call 06/01/24)(a)	200	180,213
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/24)(a)(f)	94	93,997
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(f)	332	310,753
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)(f)	142	125,836
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)(f)	75	70,875
7.75%, 02/15/28 (Call 02/15/25)(a)(f)	109	110,923
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/24)(a)	53	50,579
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/24)(a)	53	52,338
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31 (Call 01/15/27)(a)(f)	423	439,421
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/24)(a)	98	96,229
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/24)(a)(f)	76	72,680
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	66	63,044
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	102	93,957
6.25%, 01/15/28 (Call 01/15/25)(a)(f)	80	79,279
Sabre GLBL Inc., 8.63%, 06/01/27 (Call 03/01/25)(a)(f)	72	67,320
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/24)(a)	113	110,231
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/24)(a)	261	250,827
Williams Scotsman Inc., 6.13%, 06/15/25 (Call 06/15/24)(a)	150	149,625
		2,925,280
Computers — 0.0%
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)	41	43,977
Seagate HDD Cayman, 8.25%, 12/15/29 (Call 05/30/26)(a)(f)	83	89,364
		133,341
Cosmetics & Personal Care — 0.0%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30 (Call 07/16/26)(a)	40	40,743
Security	Par (000)	Value

Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(a)(f)	$38	$33,860
IMCD NV, 4.88%, 09/18/28(c)	€3,000	3,404,919
Ritchie Bros Holdings Inc., 6.75%, 03/15/28 (Call 03/15/25)(a)(f)	27	27,542
		3,466,321
Diversified Financial Services — 1.9%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)(f)	75	77,860
American Express Co., 6.28%, 03/04/25 (Call 02/01/25), (1-day SOFR + 0.930%)(b)(f)	8,680	8,733,467
Aretec Group Inc., 10.00%, 08/15/30 (Call 08/15/26)(a)(f)	27	29,161
Capital One Financial Corp.
4.17%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.370%)(b)(f)	13,415	13,354,999
6.71%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.350%)(b)(f)	20,500	20,516,644
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	108	107,759
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)	10	10,126
GGAM Finance Ltd.
8.00%, 02/15/27 (Call 08/15/26)(a)(f)	67	69,025
8.00%, 06/15/28 (Call 12/15/27)(a)(f)	27	28,099
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	200	180,561
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/29 (Call 09/30/25)(a)(f)	39	40,465
8.38%, 05/01/28 (Call 04/17/25)(a)(f)	27	28,362
Nasdaq Inc., 5.65%, 06/28/25	5,630	5,682,840
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 02/01/24)(a)(f)	160	155,936
6.00%, 01/15/27 (Call 01/15/25)(a)(f)	75	73,539
Navient Corp., 9.38%, 07/25/30 (Call 10/25/29)	64	66,727
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/25)(f)	58	53,066
4.00%, 09/15/30 (Call 09/15/25)(f)	27	22,866
6.63%, 01/15/28 (Call 07/15/27)	96	95,664
6.88%, 03/15/25	83	83,311
7.88%, 03/15/30 (Call 12/15/26)	59	59,938
9.00%, 01/15/29 (Call 07/15/25)(f)	61	64,249
PennyMac Financial Services Inc., 7.88%, 12/15/29 (Call 12/15/26)(a)	43	44,288
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/24)(a)(f)	154	141,306
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	42	39,326
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)(f)	3,045	3,017,298
4.38%, 03/19/24 (Call 02/19/24)(f)	5,875	5,862,678
		58,639,560
Electric — 2.0%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	8,125	7,847,486
Calpine Corp., 5.13%, 03/15/28 (Call 03/15/24)(a)	98	93,513
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 03/15/24)(a)	82	78,072
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	5,500	5,278,199

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Consumers Energy Co.
3.80%, 11/15/28 (Call 08/15/28)	$3,690	$3,574,965
4.60%, 05/30/29 (Call 03/30/29)	2,105	2,109,338
Duke Energy Corp., 4.30%, 03/15/28 (Call 02/15/28)(f)	4,280	4,200,644
Exelon Corp., 5.15%, 03/15/28 (Call 02/15/28)	8,240	8,360,615
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)(f)	5,600	5,392,761
4.26%, 09/01/24	8,440	8,373,823
6.05%, 03/01/25	3,540	3,569,839
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	41	40,567
7.25%, 01/15/29 (Call 10/15/28)(a)(f)	29	29,870
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/24)(a)(f)	95	88,537
San Diego Gas & Electric Co., 4.95%, 08/15/28 (Call 07/15/28)	1,500	1,522,354
Southern California Edison Co., Series K, 0.98%, 08/01/24(f)	9,725	9,503,205
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	27	28,656
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 02/15/24)(a)(f)	78	76,835
		60,169,279
Electrical Components & Equipment — 0.0%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/24)(a)	118	118,627

Electronics — 0.0%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(f)	101	94,046
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(a)(f)	100	92,145
		186,191
Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	95	88,513
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)(f)	226	238,712
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	27	25,179
		352,404
Entertainment — 0.1%

Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)	78	71,448
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)	17	15,540
7.00%, 02/15/30 (Call 02/15/26)(a)(f)	461	473,746
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/24)(a)	90	89,824
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/25)(a)(f)	171	162,867
5.50%, 04/01/27 (Call 04/01/24)(a)(f)	204	201,532
5.75%, 04/01/30 (Call 04/01/25)(a)(f)	44	42,567
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/29/24)(a)(f)	118	109,002
4.75%, 10/15/27 (Call 10/15/24)(a)(f)	72	68,585
6.50%, 05/15/27 (Call 05/15/24)(a)	144	145,479
Security	Par (000)	Value

Entertainment (continued)
Ontario Gaming GTA LP, 8.00%, 08/01/30 (Call 08/01/25)(a)(f)	$28	$29,190
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/24)(a)(f)	49	47,032
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(a)(f)	27	25,380
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/24)(a)(f)	98	97,501
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(a)(f)	85	80,300
		1,659,993
Environmental Control — 0.0%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/24)(a)	45	43,544
5.13%, 07/15/29 (Call 07/15/24)(a)	27	25,827
GFL Environmental Inc.
4.00%, 08/01/28 (Call 08/01/24)(a)(f)	178	163,273
6.75%, 01/15/31 (Call 01/15/27)(a)	153	156,485
		389,129
Food — 1.1%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 09/15/24)(a)	89	80,412
4.63%, 01/15/27 (Call 01/15/25)(a)(f)	105	101,856
5.88%, 02/15/28 (Call 08/15/24)(a)	68	67,917
6.50%, 02/15/28 (Call 02/15/25)(a)(f)	27	27,293
B&G Foods Inc., 8.00%, 09/15/28 (Call 09/15/25)(a)(f)	27	28,144
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/24)(a)(f)	222	207,761
Fiesta Purchaser Inc., 7.88%, 03/01/31 (Call 03/01/27)(a)	31	31,000
General Mills Inc., 3.65%, 02/15/24 (Call 01/16/24)	22,720	22,700,918
JM Smucker Co. (The), 3.50%, 03/15/25	9,855	9,683,938
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(f)	51	46,539
4.88%, 05/15/28 (Call 11/15/27)(a)(f)	61	59,365
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)	27	24,741
5.50%, 10/15/27 (Call 10/15/24)(a)(f)	90	87,777
Post Holdings Inc., 4.63%, 04/15/30 (Call 04/15/25)(a)(f)	61	56,099
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)	38	32,671
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(f)	27	25,166
4.75%, 02/15/29 (Call 02/15/24)(a)	27	25,617
6.88%, 09/15/28 (Call 09/15/25)(a)	30	30,798
		33,318,012
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/24)(a)(f)	135	130,454

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28 (Call 06/01/25)(a)(f)	45	46,265

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
National Grid North America Inc., 4.15%, 09/12/27 (Call 08/12/27)(c)	€3,389	$3,747,844
NiSource Inc., 5.25%, 03/30/28 (Call 02/29/28)(f)	$6,180	6,303,747
		10,097,856
Hand & Machine Tools — 0.0%
Regal Rexnord Corp., 6.05%, 04/15/28 (Call 03/15/28)(a)	71	72,040

Health Care - Products — 0.6%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/24)(a)(f)	196	186,600
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)	273	283,257
GE HealthCare Technologies Inc., 5.55%, 11/15/24	12,910	12,917,899
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(a)	265	239,932
5.25%, 10/01/29 (Call 10/01/24)(a)(f)	100	93,241
Sartorius Finance BV, 4.25%, 09/14/26(c)	€4,600	5,068,955
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/24)(a)	108	102,456
		18,892,340
Health Care - Services — 0.7%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(f)	118	103,752
3.50%, 04/01/30 (Call 04/01/25)(a)	114	100,184
5.00%, 07/15/27 (Call 07/15/24)(a)	27	25,977
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/24)(a)(f)	40	37,788
CHS/Community Health Systems Inc.
5.25%, 05/15/30 (Call 05/15/25)(a)	61	50,503
5.63%, 03/15/27 (Call 12/15/24)(a)(f)	158	145,958
6.00%, 01/15/29 (Call 01/15/25)(a)	67	60,537
Elevance Health Inc., 3.65%, 12/01/27 (Call 09/01/27)	1,325	1,276,992
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)(f)	156	149,011
4.75%, 02/01/30 (Call 02/01/25)(f)	56	52,520
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)(f)	32	32,522
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	11,170	11,016,027
5.88%, 02/15/26 (Call 08/15/25)(f)	6,815	6,879,464
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	117	109,237
IQVIA Inc., 5.00%, 05/15/27 (Call 05/15/24)(a)	200	195,467
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)	51	52,151
11.00%, 10/15/30 (Call 10/15/26)(a)	74	78,741
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/24)(a)	70	69,130
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 01/29/24)(a)	95	89,051
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(a)(f)	152	159,829
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 06/15/24)	142	134,662
6.13%, 10/01/28 (Call 10/01/24)(f)	79	78,709
6.13%, 06/15/30 (Call 06/15/25)(f)	110	109,959
		21,008,171
Security	Par (000)	Value

Holding Companies - Diversified — 0.0%
Blue Owl Credit Income Corp., 7.75%, 09/16/27 (Call 08/16/27)	$95	$98,460
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(f)	36	30,086
5.25%, 05/15/27 (Call 11/15/26)	85	76,457
6.25%, 05/15/26 (Call 05/15/24)	70	67,067
		272,070
Home Builders — 0.4%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29 (Call 06/15/24)(a)	113	102,966
Lennar Corp., 4.50%, 04/30/24 (Call 01/31/24)(f)	11,160	11,122,115
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(a)	27	28,504
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(a)(f)	27	24,616
STL Holding Co. LLC, 8.75%, 02/15/29 (Call 02/15/26)(a)	18	18,000
Taylor Morrison Communities Inc., 5.88%, 06/15/27 (Call 03/15/27)(a)(f)	39	38,661
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)(f)	61	59,976
		11,394,838
Home Furnishings — 0.0%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)(f)	113	101,950

Household Products & Wares — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 (Call 01/01/25)	98	94,853

Housewares — 0.0%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/24)(a)(f)	48	47,043

Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/24)(a)	305	283,722
6.75%, 04/15/28 (Call 04/15/25)(a)(f)	110	111,015
7.00%, 01/15/31 (Call 01/15/27)(a)	95	96,007
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)(f)	88	82,135
HUB International Ltd., 7.25%, 06/15/30 (Call 06/15/26)(a)	546	561,652
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30 (Call 03/15/26)(a)	47	48,762
Marsh & McLennan Companies Inc., 3.88%, 03/15/24 (Call 02/15/24)	4,156	4,147,270
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(a)	27	25,017
		5,355,580
Internet — 0.0%
Acuris Finance U.S. Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	200	174,818
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/24)(a)(f)	27	23,218
Gen Digital Inc., 6.75%, 09/30/27 (Call 09/30/24)(a)	62	62,941

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	$27	$24,446
5.25%, 12/01/27 (Call 06/01/24)(a)(f)	27	26,508
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)	200	183,250
Match Group Holdings II LLC, 4.63%, 06/01/28 (Call 06/01/24)(a)(f)	165	155,318
Newfold Digital Holdings Group Inc., 11.75%, 10/15/28 (Call 10/15/25)(a)(f)	27	29,194
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%, 04/30/27 (Call 10/15/24)(a)(f)	143	137,586
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(f)	225	212,971
6.25%, 01/15/28 (Call 01/09/24)(a)	219	220,226
		1,250,476
Iron & Steel — 0.0%
ATI Inc.
5.88%, 12/01/27 (Call 12/01/24)	154	150,161
7.25%, 08/15/30 (Call 08/15/26)(f)	91	93,645
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/24)(f)	27	26,968
		270,774
Leisure Time — 0.0%
Acushnet Co., 7.38%, 10/15/28 (Call 10/15/25)(a)	27	28,082
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)	27	24,975
5.75%, 03/01/27 (Call 12/01/26)(a)(f)	110	108,372
6.00%, 05/01/29 (Call 11/01/24)(a)(f)	143	138,507
7.00%, 08/15/29 (Call 08/15/26)(a)(f)	27	28,078
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	426	466,027
Life Time Inc., 5.75%, 01/15/26 (Call 01/15/25)(a)	55	54,374
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)	45	46,769
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)	52	51,549
NCL Corp. Ltd.
8.13%, 01/15/29 (Call 01/15/26)(a)(f)	27	28,342
8.38%, 02/01/28 (Call 02/01/25)(a)	27	28,347
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	27	25,980
5.38%, 07/15/27 (Call 10/15/26)(a)(f)	49	48,217
5.50%, 08/31/26 (Call 02/28/26)(a)(f)	56	55,433
7.25%, 01/15/30 (Call 12/15/25)(a)	87	90,672
8.25%, 01/15/29 (Call 04/01/25)(a)	61	64,638
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29 (Call 02/15/24)(a)	27	26,291
		1,314,653
Lodging — 0.0%
Hilton Domestic Operating Co. Inc., 3.75%, 05/01/29 (Call 05/01/24)(a)(f)	80	73,415
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Call 12/04/24)(a)	200	177,250
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/24)(a)(f)	74	69,562
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(f)	85	83,065
Security	Par (000)	Value

Lodging (continued)
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/24)(a)	$200	$185,100
		588,392
Machinery — 0.0%
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/24)(a)	68	63,840
4.13%, 04/15/29 (Call 04/15/24)(a)(f)	68	62,990
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(f)	36	32,569
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(f)	56	52,920
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/24)(a)	261	251,660
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(f)	149	138,264
		602,243
Machinery - Diversified — 0.0%
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 02/15/29(a)	118	118,104

Manufacturing — 0.5%
Enpro Inc., 5.75%, 10/15/26 (Call 10/15/24)	61	60,497
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/29/24)(a)	41	41,004
Parker-Hannifin Corp., 3.65%, 06/15/24	15,000	14,888,517
		14,990,018
Media — 1.1%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/25)(a)	200	179,726
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)	57	45,885
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	52	43,968
4.50%, 08/15/30 (Call 02/15/25)(a)(f)	27	23,481
4.75%, 03/01/30 (Call 09/01/24)(a)	52	46,208
5.00%, 02/01/28 (Call 08/01/24)(a)(f)	187	175,749
5.13%, 05/01/27 (Call 05/01/24)(a)(f)	116	111,884
5.38%, 06/01/29 (Call 06/01/24)(a)	216	200,833
6.38%, 09/01/29 (Call 09/01/25)(a)(f)	146	142,155
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)(f)	8,675	8,338,569
4.50%, 02/01/24 (Call 01/16/24)	9,410	9,410,000
6.15%, 11/10/26 (Call 10/10/26)(f)	2,725	2,783,549
Comcast Corp., 2.35%, 01/15/27 (Call 10/15/26)	3,795	3,571,394
CSC Holdings LLC
4.13%, 12/01/30 (Call 12/01/25)(a)	200	144,500
11.25%, 05/15/28 (Call 05/15/25)(a)	200	202,655
11.75%, 01/31/29 (Call 01/31/26)(a)	200	203,146
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(a)	39	39,782
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/24)(a)(f)	118	112,181
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	160	166,993
GCI LLC, 4.75%, 10/15/28 (Call 10/15/24)(a)(f)	46	42,170
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/24)(a)	27	26,460
7.00%, 05/15/27 (Call 05/15/24)(a)(f)	54	52,785
Informa PLC, 2.13%, 10/06/25 (Call 07/06/25)(c)	€7,462	7,854,710

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/24)(a)	$200	$192,652
Sirius XM Radio Inc.
4.00%, 07/15/28 (Call 07/15/24)(a)	27	24,519
5.00%, 08/01/27 (Call 08/01/24)(a)(f)	155	148,991
Univision Communications Inc.
6.63%, 06/01/27 (Call 06/01/24)(a)	97	95,951
7.38%, 06/30/30 (Call 06/30/25)(a)(f)	28	27,451
8.00%, 08/15/28 (Call 08/15/25)(a)	163	165,864
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/24)(a)	94	92,590
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/24)(a)	200	188,271
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/25)(a)	153	150,109
		35,005,181
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/24)(a)	187	180,088
6.38%, 06/15/30 (Call 07/15/25)(a)(f)	56	56,464
		236,552
Mining — 0.3%
Arsenal AIC Parent LLC, 8.00%, 10/01/30 (Call 10/01/26)(a)(f)	38	39,636
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)	250	224,664
5.63%, 06/15/28 (Call 06/15/24)(a)	250	244,568
Glencore Funding LLC, 6.13%, 10/06/28 (Call 09/06/28)(a)(f)	6,995	7,352,971
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/24)(a)(f)	125	115,187
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/24)(a)	76	75,622
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/24)(a)(f)	384	359,548
4.75%, 01/30/30 (Call 01/30/25)(a)(f)	54	50,085
		8,462,281
Oil & Gas — 0.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/24)(a)	86	85,253
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	44	45,305
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(f)	198	186,504
8.25%, 12/31/28 (Call 02/01/24)(a)(f)	159	162,638
Baytex Energy Corp., 8.50%, 04/30/30 (Call 04/30/26)(a)(f)	48	49,838
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(a)	46	45,759
6.75%, 04/15/29 (Call 04/15/24)(a)	122	123,412
CITGO Petroleum Corp.
7.00%, 06/15/25 (Call 06/15/24)(a)	107	106,985
8.38%, 01/15/29 (Call 10/15/25)(a)(f)	89	92,468
Civitas Resources Inc.
8.38%, 07/01/28 (Call 07/01/25)(a)(f)	121	127,257
8.63%, 11/01/30 (Call 11/01/26)(a)(f)	157	167,450
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(f)	32	27,730
6.75%, 03/01/29 (Call 03/01/24)(a)(f)	175	160,694
Security	Par (000)	Value

Oil & Gas (continued)
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 05/01/24)(a)	$215	$214,194
9.25%, 02/15/28 (Call 02/15/25)(a)(f)	102	105,891
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (Call 10/01/26)(a)	38	39,059
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	3,000	2,787,056
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)	27	27,135
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	64	61,781
6.25%, 11/01/28 (Call 11/01/24)(a)	47	46,828
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/24)(a)(f)	27	26,684
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/24)(f)	96	95,137
6.88%, 04/15/28 (Call 04/15/25)(a)	47	48,129
Nabors Industries Inc.
7.38%, 05/15/27 (Call 05/15/24)(a)	88	86,472
9.13%, 01/31/30 (Call 05/31/26)(a)(f)	48	48,842
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)(f)	159	161,475
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (Call 09/15/26)(a)	28	29,003
Permian Resources Operating LLC
5.88%, 07/01/29 (Call 07/01/24)(a)(f)	140	136,931
6.88%, 04/01/27 (Call 04/01/24)(a)	134	133,191
7.75%, 02/15/26 (Call 02/15/24)(a)	84	85,344
8.00%, 04/15/27 (Call 04/15/24)(a)	64	66,242
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(a)(f)	27	26,563
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)(f)	27	25,138
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (Call 11/01/25)(a)	62	63,579
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(f)	71	71,000
6.75%, 09/15/26 (Call 09/15/24)	53	52,928
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27 (Call 04/15/24)(f)	27	27,005
7.00%, 09/15/28 (Call 09/15/25)(a)(f)	34	34,753
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)	31	31,414
9.38%, 02/01/31 (Call 02/01/27)(a)	26	26,586
Transocean Aquila Ltd., 8.00%, 09/30/28 (Call 09/30/25)(a)	27	27,637
Transocean Inc., 8.75%, 02/15/30 (Call 02/15/26)(a)(f)	101	104,357
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	31	32,041
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)(f)	131	134,309
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(a)(f)	27	25,987
Vital Energy Inc.
9.75%, 10/15/30 (Call 10/15/26)	56	59,494
10.13%, 01/15/28 (Call 01/15/25)(f)	46	48,176
		6,371,654

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)(f)	$100	$98,882
6.88%, 04/01/27 (Call 04/01/24)(a)(f)	190	190,475
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)(f)	43	43,225
Kodiak Gas Services LLC, 7.25%, 02/15/29 (Call 02/15/26)(a)	75	75,897
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)(f)	233	231,631
6.88%, 09/01/27 (Call 09/01/24)	43	42,970
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)(f)	53	54,154
		737,234
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29 (Call 05/15/24)(a)	200	162,094
6.00%, 06/15/27 (Call 06/15/24)(a)	237	234,317
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26 (Call 08/15/24)(a)	200	179,638
Ball Corp., 6.00%, 06/15/29 (Call 05/15/26)	27	27,237
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29 (Call 04/15/25)(a)(f)	125	124,379
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	45	40,289
9.50%, 11/01/28 (Call 11/01/25)(a)(f)	80	79,793
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26 (Call 08/15/24)(a)(f)	488	493,101
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	62	57,862
5.00%, 04/15/29 (Call 04/15/25)(a)(f)	27	25,895
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/24)(a)(f)	29	29,103
		1,453,708
Pharmaceuticals — 1.6%
AbbVie Inc., 2.60%, 11/21/24 (Call 10/21/24)	9,280	9,086,092
Bayer AG, 0.75%, 01/06/27 (Call 10/06/26)(c)	€7,900	7,889,486
Bayer U.S. Finance LLC, 6.25%, 01/21/29 (Call 12/21/28)(a)	3,165	3,236,883
Cigna Group (The), 0.61%, 03/15/24 (Call 01/09/24)	7,985	7,938,897
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	200	184,477
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(a)	229	209,523
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25(f)	19,440	19,399,565
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	30	27,900
4.75%, 05/09/27 (Call 02/09/27)	200	192,006
		48,164,829
Pipelines — 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 03/01/27 (Call 03/01/24)(a)(f)	96	95,287
Security	Par (000)	Value

Pipelines (continued)
5.75%, 01/15/28 (Call 01/15/25)(a)(f)	$27	$26,504
7.88%, 05/15/26 (Call 05/15/24)(a)(f)	43	43,998
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/24)(a)(f)	91	91,880
Buckeye Partners LP, 4.50%, 03/01/28 (Call 12/01/27)(a)	53	49,768
DT Midstream Inc., 4.13%, 06/15/29 (Call 06/15/24)(a)(f)	73	67,069
Enbridge Inc.
2.15%, 02/16/24	6,435	6,425,233
6.00%, 11/15/28 (Call 10/15/28)(f)	3,650	3,831,462
Energy Transfer LP
6.00%, 02/01/29 (Call 02/01/24)(a)	27	27,131
6.10%, 12/01/28 (Call 11/01/28)	10,280	10,742,929
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	39	38,001
5.63%, 01/15/28 (Call 07/15/27)(a)(f)	66	65,235
EQM Midstream Partners LP, 6.50%, 07/01/27 (Call 01/01/27)(a)(f)	68	68,830
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)(f)	27	28,284
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29 (Call 01/15/26)	31	31,868
8.88%, 04/15/30 (Call 04/15/26)(f)	27	28,248
Hess Midstream Operations LP, 4.25%, 02/15/30 (Call 02/15/25)(a)(f)	31	28,515
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28 (Call 07/15/25)(a)	45	47,262
Kinder Morgan Energy Partners LP, 4.30%, 05/01/24 (Call 02/01/24)	14,250	14,206,226
Kinder Morgan Inc., 5.00%, 02/01/29 (Call 01/01/29)	2,660	2,666,885
Kinetik Holdings LP, 6.63%, 12/15/28 (Call 12/15/25)(a)(f)	27	27,370
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)(f)	4,495	4,352,929
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/24)(a)	97	95,841
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29 (Call 02/15/26)(a)	84	84,422
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)(f)	27	26,933
ONEOK Inc., 4.35%, 03/15/29 (Call 12/15/28)	6,840	6,667,279
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(a)	35	33,461
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	13,415	13,439,191
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 01/29/24)	8,750	8,741,909
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/25)(a)(f)	38	36,581
6.00%, 03/01/27 (Call 03/01/24)(a)(f)	27	26,561
7.38%, 02/15/29 (Call 02/16/26)(a)	78	77,806
Targa Resources Corp.
5.20%, 07/01/27 (Call 06/01/27)(f)	4,990	5,011,721
6.15%, 03/01/29 (Call 02/01/29)(f)	6,575	6,871,499
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29 (Call 02/15/29)(a)	375	335,161

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)(f)	$162	$163,732
9.50%, 02/01/29 (Call 11/01/28)(a)	346	367,466
Williams Cos. Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	5,430	5,239,236
		90,209,713
Real Estate — 0.2%
American Tower Corp., 0.45%, 01/15/27	€4,374	4,325,624
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(f)	84	75,915
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(a)(f)	27	27,961
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/24)(a)(f)	55	52,691
		4,482,191
Real Estate Investment Trusts — 2.2%
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	4,435	3,891,805
2.40%, 03/15/25 (Call 02/15/25)	4,860	4,709,608
3.13%, 01/15/27 (Call 10/15/26)	3,510	3,339,313
3.38%, 05/15/24 (Call 04/15/24)(f)	18,913	18,789,415
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27 (Call 10/01/24)(a)(f)	43	38,071
Crown Castle Inc., 1.05%, 07/15/26 (Call 06/15/26)	1,091	989,795
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)(f)	4,095	3,714,522
2.00%, 05/15/28 (Call 03/15/28)	6,700	5,976,519
2.63%, 11/18/24 (Call 10/18/24)	12,515	12,222,218
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(f)	59	50,051
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)(f)	58	53,900
Iron Mountain Inc., 7.00%, 02/15/29 (Call 08/15/25)(a)	226	231,749
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 02/01/24)(a)	46	42,577
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 08/01/24)(f)	75	63,448
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	86	79,946
4.75%, 10/15/27 (Call 10/15/24)	90	86,395
7.25%, 07/15/28 (Call 07/15/25)(a)(f)	56	57,725
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/24)(a)(f)	65	61,425
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(f)	132	117,643
3.88%, 02/15/27 (Call 02/15/24)(f)	48	45,807
Service Properties Trust, 7.50%, 09/15/25 (Call 06/15/25)	27	27,407
Starwood Property Trust Inc., 4.38%, 01/15/27 (Call 07/15/26)(a)(f)	27	24,996
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 10.50%, 02/15/28 (Call 09/15/25)(a)(f)	140	142,513
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co. Inc.
4.63%, 06/15/25 (Call 03/15/25)(a)	$6,115	$6,024,590
4.63%, 12/01/29 (Call 12/01/24)(a)	7,040	6,662,093
		67,443,531
Retail — 1.3%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30 (Call 10/15/25)(a)	52	46,477
4.38%, 01/15/28 (Call 11/15/24)(a)	154	146,474
7-Eleven Inc., 0.80%, 02/10/24 (Call 01/29/24)(a)	27,805	27,757,808
Asbury Automotive Group Inc., 4.75%, 03/01/30 (Call 03/01/25)	36	33,311
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/25)(a)	27	24,437
6.50%, 08/01/30 (Call 08/01/26)(a)	46	46,674
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(a)(f)	92	84,185
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)	31	28,716
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	4,225	3,732,919
3.35%, 04/01/27 (Call 03/01/27)(f)	5,175	4,995,371
McDonald’s Corp., 3.63%, 11/28/27 (Call 10/28/27)(c)	€3,251	3,574,608
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/24)(f)	47	45,730
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29 (Call 11/06/25)(a)	27	28,931
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/24)(a)(f)	27	26,541
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(a)	221	206,151
		40,778,333
Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)(f)	3,120	3,039,147
Entegris Inc., 4.75%, 04/15/29 (Call 01/15/29)(a)	304	290,598
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)	21,390	21,373,530
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(f)	57	50,544
		24,753,819
Software — 2.1%
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)	57	61,037
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/24)(a)(f)	336	336,595
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/24)(a)	97	93,525
Capstone Borrower Inc., 8.00%, 06/15/30 (Call 06/15/26)(a)(f)	58	60,187
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	163	166,077
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)	75	76,974
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(f)	187	172,323
4.88%, 07/01/29 (Call 06/30/24)(a)(f)	130	121,360

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Cloud Software Group Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)	$679	$634,005
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 10/15/24)(a)	38	35,998
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(f)	101	93,894
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/24)(a)(f)	62	57,738
Fidelity National Information Services Inc., 0.60%, 03/01/24	19,440	19,357,837
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)(f)	15,365	15,182,609
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(f)	79	75,370
Oracle Corp.
2.95%, 05/15/25 (Call 02/15/25)	7,775	7,569,001
3.40%, 07/08/24 (Call 04/08/24)	5,405	5,351,697
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(a)(f)	237	232,648
Twilio Inc., 3.63%, 03/15/29 (Call 03/15/24)	136	122,876
UKG Inc., 6.88%, 02/01/31 (Call 02/01/27)(a)	481	486,411
VMware LLC
1.00%, 08/15/24 (Call 01/09/24)	9,725	9,483,880
1.40%, 08/15/26 (Call 07/15/26)	4,210	3,853,508
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(f)	130	115,506
		63,741,056
Telecommunications — 2.2%
Altice France SA/France, 5.50%, 01/15/28 (Call 09/15/24)(a)	228	178,014
AT&T Inc., 4.25%, 03/01/27 (Call 12/01/26)	6,930	6,839,298
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/24)(a)(f)	86	74,491
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/24)(a)	200	195,467
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(f)	164	151,352
5.88%, 10/15/27 (Call 10/15/24)(a)(f)	105	100,992
8.75%, 05/15/30 (Call 05/15/25)(a)	52	53,268
Hughes Satellite Systems Corp., 5.25%, 08/01/26	27	22,858
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/24)(a)	200	196,051
7.00%, 10/15/28 (Call 10/15/24)(a)	200	198,407
Rogers Communications Inc., 2.95%, 03/15/25	22,685	22,119,719
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	13,780	14,380,698
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	915	856,452
2.25%, 02/15/26 (Call 02/15/24)	1,630	1,545,386
2.63%, 04/15/26 (Call 04/15/24)	1,090	1,037,685
3.50%, 04/15/25 (Call 03/15/25)	2,740	2,686,281
4.75%, 02/01/28 (Call 02/01/24)	1,375	1,367,685
4.80%, 07/15/28 (Call 06/15/28)	820	822,307
4.85%, 01/15/29 (Call 12/15/28)	6,840	6,853,330
4.95%, 03/15/28 (Call 02/15/28)	915	922,448
5.38%, 04/15/27 (Call 04/15/24)(f)	460	462,310
Verizon Communications Inc., 3.38%, 02/15/25(f)	4,860	4,775,404
ViaSat Inc.
5.63%, 09/15/25 (Call 01/09/24)(a)(f)	27	26,089
5.63%, 04/15/27 (Call 04/15/24)(a)(f)	141	132,374
Security	Par (000)	Value

Telecommunications (continued)
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(f)	$27	$23,525
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 01/29/24)(a)(f)	665	505,688
		66,527,579
Transportation — 0.7%
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 01/29/24)	11,660	11,276,453
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(a)	29	29,870
Ryder System Inc., 3.65%, 03/18/24 (Call 02/18/24)	9,680	9,656,735
		20,963,058
Trucking & Leasing — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 7.88%, 12/01/30 (Call 12/01/26)(a)(f)	118	124,465
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(f)	82	79,457
6.50%, 10/01/25 (Call 01/29/24)(a)	113	112,849
9.75%, 08/01/27 (Call 08/01/24)(a)	81	84,016
		400,787

Total Corporate Bonds & Notes — 43.5%
(Cost: $1,329,650,019)		1,341,315,584

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 0.4%
Federal Home Loan Banks, 5.51%, 04/01/24	13,803	13,796,947

U.S. Government Obligations — 23.2%
U.S. Treasury Note/Bond
4.00%, 01/15/27 (e)	91,570	91,548,538
4.25%, 12/31/25 (e)	15,000	15,001,172
4.25%, 01/31/26 (e)	123,250	123,307,773
4.63%, 10/15/26 (e)	455,000	461,593,946
4.63%, 11/15/26 (e)(f)	24,095	24,463,955

Total U.S. Government & Agency Obligations — 23.6%
(Cost: $720,423,628)		729,712,331

	Shares

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(g)(h)(i)	99,035,027	99,094,448
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(g)(h)	14,360,000	14,360,000

Total Money Market Funds — 3.7%
(Cost: $113,434,901)		113,454,448

Total Investments — 102.5%
(Cost: $3,142,397,471)		3,163,827,435

Liabilities in Excess of Other Assets — (2.5)%		(77,862,849)

Net Assets — 100.0%		$3,085,964,586

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rates are discount rates or a range of discount rates as of period end.

(f)	All or a portion of this security is on loan.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,131,268	$58,962,291	(a)	$—		$7,668	$(6,779)	$99,094,448	99,035,027	$36,089	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	217,490,000	—		(203,130,000	)(a)	—	—	14,360,000	14,360,000	1,122,534		—
						$7,668	$(6,779)	$113,454,448		$1,158,623		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	6,445	03/28/24	$1,325,555	$9,437,007

Short Contracts
Euro BOBL.	(180)	03/07/24	23,057	(179,191)
Euro-Schatz.	(380)	03/07/24	43,609	(79,274)
10-Year U.S. Treasury Note	(345)	03/19/24	38,764	(225,912)
10-Year U.S. Ultra Bond	(196)	03/19/24	22,941	(258,953)
5-Year U.S. Treasury Note	(2,505)	03/28/24	271,655	(3,393,758)
				(4,137,088)
				$5,299,919

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,081,000	USD	1,368,289	Barclays Bank PLC	03/20/24	$2,169
USD	12,952,269	EUR	11,931,000	Barclays Bank PLC	03/20/24	32,818
USD	109,934,581	EUR	100,647,000	Deutsche Bank Securities Inc.	03/20/24	949,256

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,393,986	GBP	2,670,000	Deutsche Bank Securities Inc.	03/20/24	$9,046
						993,289
USD	66,626,103	GBP	52,568,000	State Street Bank & Trust Company	03/20/24	(17,926)
						$975,363

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$643,553,505	$6,250,000	$649,803,505
Collaterized Mortgage Obligations.	—	319,920,845	—	319,920,845
Commercial Paper	—	9,620,722	—	9,620,722
Corporate Bonds & Notes.	—	1,341,315,584	—	1,341,315,584
U.S. Government & Agency Obligations	—	729,712,331	—	729,712,331
Short-Term Securities
Money Market Funds	113,454,448	—	—	113,454,448
	$113,454,448	$3,044,122,987	$6,250,000	$3,163,827,435
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$993,289	$—	$993,289
Interest Rate Contracts.	9,437,007	—	—	9,437,007
Liabilities
Foreign Currency Exchange Contracts	—	(17,926)	—	(17,926)
Interest Rate Contracts.	(4,137,089)	—	—	(4,137,089)
	$5,299,918	$975,363	$—	6,275,281

(a)	Derivative financial instruments are, futures contracts and forward foreign currency exchange contracts. ,Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Short Duration Bond ETF (Formerly BlackRock Short Maturity Bond ETF)

Portfolio Abbreviation

CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust
CMT	Constant Maturity Treasury	SOFR	Secured Overnight Financing Rate
EURIBOR	Euro Interbank Offered Rate	SONIA	Sterling Overnight Interbank Average Rate
LIBOR	London Interbank Offered Rate

Currency Abbreviation

EUR	Euro
GBP	British Pound
USD	United States Dollar